Income taxes (Schedule of Domestic and Foreign Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes	$ 1,373	$ 577	$ 159
Domestic
Income taxes	1,025	632	0
Foreign
Income taxes	$ 348	$ (55)	$ 159